Accounts Receivable, Net (Details) - Schedule of Analysis of the Allowance for Doubtful Accounts ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Analysis Of The Allowance For Doubtful Accounts Abstract
Balance, beginning of year	¥ 3,546	$ 489	¥ 2,215
Bad debt allowances from acquisition			(1,459)	$ (212)		¥ 1,800
Additions (recovery)	2,230	308	2,739	397	(1,592)	(8,253)
Exchange difference	16	2	51	8	(6)
Balance, end of year	¥ 5,792	$ 799	¥ 3,546	$ 489	¥ 2,215